Securities - Debt Securities Credit Losses Roll Forward Recorded in Earnings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Other than Temporary Impairment [Roll Forward]
Beginning balance	$ 93	$ 119
Add: Initial OTTI credit losses	0	2
Subsequent OTTI credit losses	5	10
Less: Realized losses for securities sold	7	38
Ending balance	$ 91	$ 93